Goodwill - Goodwill by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in goodwill
Goodwill	€ 23,725	€ 21,271
Applications, Technology & Services
Changes in goodwill
Goodwill	13,498	14,654
SAP Business Network
Changes in goodwill
Goodwill	6,925	6,617
Customer Experience
Changes in goodwill
Goodwill	3,293	0
Goodwill reallocated from Applications, Technology and Services segment	1,656
Other
Changes in goodwill
Goodwill	€ 9	€ 0